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                                  CERTIFICATION
                                  -------------

Pursuant to Rule 497(j) under the Securities Act of 1933 as amended (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

     2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 33 ("PEA No. 33") on July 31, 2006, pursuant to Rule 485(b) under the 1933 Act for the following fund:

                   Janus Adviser Long/Short Fund

     3.     The text of PEA No. 33 has been filed electronically.

DATED:  August 4, 2006
                                    JANUS ADVISER SERIES
                                    on behalf of Janus Adviser Long/Short Fund


                                    By: /s/ Stephanie Grauerholz-Lofton
                                        ----------------------------------------
                                        Stephanie Grauerholz-Lofton
                                        Vice President, Chief Legal Counsel, and
                                        Secretary